REDEEMABLE NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Apr. 30, 2015
REDEEMABLE NONCONTROLLING INTERESTS [Abstract]
Redeemable Noncontrolling Interest

Below is a table reflecting the activity of the redeemable noncontrolling interests.

	(in thousands)
	2015	2014	2013
Balance at beginning of fiscal year	$6,203	$5,937	$0
Contributions	0	0	5,932
Net income	165	266	5

Balance at close of fiscal year	$6,368	$6,203	$5,937